Collaborative Arrangements - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 28, 2025	May 14, 2024	Aug. 31, 2017	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Proceeds from sale of RS durum wheat trait				$ 500,000	$ 0	$ 4,000,000	$ 0
Gain on sale of collaborative arrangements	$ 750,000			750,000	$ 0	4,000,000	$ 0
Collaborative Arrangements [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Contractual agreement month and year			2017-08
Proceeds from sale of RS durum wheat trait		$ 4,000,000		4,000,000		4,000,000
Gain on sale of collaborative arrangements				$ 4,000,000		$ 4,000,000